Advertising Expenses (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Advertising Expenses [Line Items]
Advertising expenses	$ 18.1	$ 18.7	$ 43.1
Sohu [Member]
Advertising Expenses [Line Items]
Advertising expenses charged from Sohu	$ 0.8	$ 1.0	$ 2.7